Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2025	2024
General and administrative
Wages and related	$(208,747)	$(121,941)
Office operations	(1,611)	(40,759)
Professional services	(47,513)	(98,427)
Other operating expenses	(586)	(2,908)
Total operating expenses	(258,457)	(264,035)
Other Expenses / Income
Gain (loss) on extinguishment of debt	-	(516,083)
Fair value of stock issued for note modification	-	(5,382)
Interest expense	(145,182)	(78,383)
Total other expenses / income	(145,182)	(599,848)
Net Income (Loss)	$(403,639)	$(863,883)

	Year Ended December 31,
	2024	2023
General and administrative
Wages and related	$(606,955)	$(604,889)
Office Operations	(312,676)	(312,052)
Professional Services	(536,280)	(1,252,543)
Other Operating Expenses	(112,796)	(284,216)
Total Operating Expenses	$(1,568,707)	$(2,453,700)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,842,273)	441,041
Fair value of stock issued for note modification	(449,660)	(168,856)
Interest expense	(446,278)	(203,287)
Total Other Expenses / Income	$(2,738,211)	$68,898
Net Income (Loss)	$(4,306,918)	$(2,384,802)